Investment in Limited Partnership	12 Months Ended
Dec. 31, 2022
Investment In Limited Partnership [Abstract]
INVESTMENT IN LIMITED PARTNERSHIP

Note 11 — INVESTMENT IN LIMITED PARTNERSHIP

During the year end December 31, 2020, the Group invested, as a limited partner, $15,962,799 (RMB101,724,531) into a Limited partnership (“LP”), which invests the funds in debt securities of private companies. Pursuant to the agreement, the LP’s investment in debt securities have a fixed interest rate of 8% for a term of 5 years. The interest is due on an annual basis. The Group values its investment in the LP using the equity method and classified it as long-term according to ASC Topic 323. As of December 31, 2022, the carrying value of this investment was $14,913,539, consisting of the principal balance of $14,748,671 and interest receivable of $164,868. As of December 31, 2021, the carrying value of this investment was $16,207,152, consisting of the principal balance of $15,962,799 and interest receivable of $244,353. For the year ended December 31, 2022 and 2021, the Group recognized investment income from this investment of $837,861 and $892,308, respectively. For the years ended December 31, 2022 and 2021, the Group received cash distributions of $820,072 and $799,569, respectively. For the years ended December 31, 2022 and, 2021, the Group did not recognize any impairment loss for the investment in the LP.